GuideStone Funds

2401 Cedar Springs Road

Dallas, TX 75201

October 4, 2017

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F Street, N.E.

Washington, D.C. 20549

Re:	GuideStone Funds

File Nos. 333-53432 and 811-10263

To the Commission:

On behalf of GuideStone Funds (the “Trust”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (“Rule 497(e)”), accompanying this letter for filing is an exhibit containing an XBRL interactive data file relating to the supplement to the Trust’s Statutory Prospectus dated May 1, 2017, as amended July 1, 2017, that was filed pursuant to Rule 497(e) on September 22, 2017.

If you have any questions or comments concerning this filing, please contact the undersigned at (214) 720-2148.

Very truly yours,

/s/ Melanie Childers

Melanie Childers